Loan Sales and Servicing Activities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012 item	Dec. 31, 2011
Cash flows :
Sales proceeds	$ 17,006,460	$ 9,123,645	$ 655,724
Servicing fees received	56,066	11,197	163
Net servicing (advances) recoveries	4,207	7,818	538
Year-end information:
UPB of loans outstanding at year end	23,640,261	9,847,509	696,521
30-89 days	410,927	137,827	5,272
90 days or more or in foreclosure or bankruptcy	143,022	54,795	813
Mortgage servicing portfolio
Mortgage loans held for sale	506,540	417,742
Total loans serviced	78,167,439	28,152,549
Amount subserviced for the Company	738,957	421,380
Delinquent mortgage loans:
30 days	1,567,572	379,537
60 days	459,187	183,450
90 days or more	2,022,053	964,698
Total delinquent mortgage loans	4,048,812	1,527,685
Loans pending foreclosure	1,960,904	1,366,016
Total delinquent mortgage loans and loans pending foreclosure	6,009,716	2,893,701
Custodial funds managed by the Company	814,748	413,642
Number of top states for which geographical loan distribution was measured	5	5
California
Mortgage servicing portfolio
Total loans serviced	30,320,616	10,696,508
Texas
Mortgage servicing portfolio
Total loans serviced	4,470,123	1,223,382
Virginia
Mortgage servicing portfolio
Total loans serviced	3,769,683
Florida
Mortgage servicing portfolio
Total loans serviced	3,416,274	1,385,286
Washington
Mortgage servicing portfolio
Total loans serviced	2,760,900	1,143,849
Colorado
Mortgage servicing portfolio
Total loans serviced		1,299,295
All other states
Mortgage servicing portfolio
Total loans serviced	33,429,843	12,404,229
Agencies
Mortgage servicing portfolio
Total loans serviced, excluding loans held for sale	44,969,026	9,860,284
Affiliated entities
Mortgage servicing portfolio
Total loans serviced, excluding loans held for sale	31,632,718	16,552,939
Private investors
Mortgage servicing portfolio
Total loans serviced, excluding loans held for sale	1,059,155	1,321,584
Servicing rights owned
Mortgage servicing portfolio
Mortgage loans held for sale	506,540	417,742
Total loans serviced	46,445,360	11,599,610
Amount subserviced for the Company	156,347	45,562
Delinquent mortgage loans:
30 days	1,304,054	191,884
60 days	346,912	60,886
90 days or more	605,555	112,847
Total delinquent mortgage loans	2,256,521	365,617
Loans pending foreclosure	168,776	75,329
Total delinquent mortgage loans and loans pending foreclosure	2,425,297	440,946
Custodial funds managed by the Company	568,161	263,562
Servicing rights owned | Agencies
Mortgage servicing portfolio
Total loans serviced, excluding loans held for sale	44,969,026	9,860,284
Servicing rights owned | Private investors
Mortgage servicing portfolio
Total loans serviced, excluding loans held for sale	969,794	1,321,584
Contract servicing and subservicing
Mortgage servicing portfolio
Total loans serviced	31,722,079	16,552,939
Amount subserviced for the Company	582,610	375,818
Delinquent mortgage loans:
30 days	263,518	187,653
60 days	112,275	122,564
90 days or more	1,416,498	851,851
Total delinquent mortgage loans	1,792,291	1,162,068
Loans pending foreclosure	1,792,128	1,290,687
Total delinquent mortgage loans and loans pending foreclosure	3,584,419	2,452,755
Custodial funds managed by the Company	246,587	150,080
Contract servicing and subservicing | Affiliated entities
Mortgage servicing portfolio
Total loans serviced, excluding loans held for sale	31,632,718	16,552,939
Contract servicing and subservicing | Private investors
Mortgage servicing portfolio
Total loans serviced, excluding loans held for sale	$ 89,361